FRESH START REPORTING (Tables)	12 Months Ended
Dec. 31, 2016
Text Block [Abstract]
Schedule of Reorganization Value of Assets

Vistra Energy estimates its reorganization value of assets at approximately $15.161 billion as of October 3, 2016, which consists of the following:

Business enterprise value	$10,500
Cash excluded from business enterprise value	1,594
Deferred asset related to prepaid capital lease obligation	38
Current liabilities, excluding short-term portion of debt and capital leases	1,123
Noncurrent, non-interest bearing liabilities	1,906

Vistra Energy reorganization value of assets	$15,161

Schedule of Adjustments In Consolidated Balance Sheet Which Include Impacts of the Plan of Reorganization and the Adoption of Fresh Start Reporting

The adjustments to TCEH’s October 3, 2016 consolidated balance sheet below include the impacts of the Plan of Reorganization and the adoption of fresh start reporting.

	October 3, 2016
	TCEH (Predecessor) (1)	Reorganization Adjustments (2)		Fresh Start Adjustments		Vistra Energy (Successor)
ASSETS
Current assets:
Cash and cash equivalents	$1,829	$(1,028)	(3)	$—		$801
Restricted cash	12	131	(4)	—		143
Trade accounts receivable — net	750	4		—		754
Advances to parents and affiliates of Predecessor	78	(78)		—		—
Inventories	374	—		(86)	(17)	288
Commodity and other derivative contractual assets	255	—		—		255
Margin deposits related to commodity contracts	42	—		—		42
Other current assets	47	17		3		67

Total current assets	3,387	(954)		(83)		2,350
Restricted cash	650	—		—		650
Advance to parent and affiliates of Predecessor	17	(21)		4		—
Investments	1,038	1		9	(18)	1,048
Property, plant and equipment — net	10,359	53		(5,970)	(19)	4,442
Goodwill	152	—		1,755	(27)	1,907
Identifiable intangible assets — net	1,148	4		2,256	(20)	3,408
Commodity and other derivative contractual assets	73	—		(14)		59
Deferred income taxes	—	320	(5)	730	(21)	1,050
Other noncurrent assets	51	38		158	(22)	247

Total assets	$16,875	$(559)		$(1,155)		$15,161

LIABILITIES AND EQUITY
Current liabilities:
Long-term debt due currently	$4	$5		$(1)		$8
Trade accounts payable	402	145	(6)	3		550
Trade accounts and other payables to affiliates of Predecessor	152	(152)	(6)	—		—
Commodity and other derivative contractual liabilities	125	—		—		125
Margin deposits related to commodity contracts	64	—		—		64
Accrued income taxes	12	12		—		24
Accrued taxes other than income	119	4		—		123
Accrued interest	110	(109)	(7)	—		1
Other current liabilities	243	170	(8)	5		418

Total current liabilities	1,231	75		7		1,313
Long-term debt, less amounts due currently	—	3,476	(9)	151	(23)	3,627
Borrowings under debtor-in-possession credit facilities	3,387	(3,387)	(9)	—		—
Liabilities subject to compromise	33,749	(33,749)	(10)	—		—
Commodity and other derivative contractual liabilities	5	—		3		8
Deferred income taxes	256	(256)	(11)	—		—
Tax Receivable Agreement obligation	—	574	(12)	—		574
Asset retirement obligations	809	—		854	(24)	1,663
Other noncurrent liabilities and deferred credits	1,018	117	(13)	(900)	(25)	235

Total liabilities	40,455	(33,150)		115		7,420

Equity:
Common stock	—	4	(14)	—		4
Additional paid-in-capital	—	7,737	(15)	—		7,737
Accumulated other comprehensive income (loss)	(32)	22		10	(26)	—
Predecessor membership interests	(23,548)	24,828	(16)	(1,280)	(26)	—

Total equity	(23,580)	32,591		(1,270)		7,741

Total liabilities and equity	$16,875	$(559)		$(1,155)		$15,161

(1)	Represents the consolidated balance sheet of TCEH as of October 3, 2016.

Schedule of Net Adjustment to Cash
Net adjustments to cash, which represent distributions made or funding provided to an escrow account, classified as restricted cash, under the Plan of Reorganization, as follows:

Sources (uses):
Net proceeds from PrefCo preferred stock sale	$69
Addition of cash balances from the Contributed EFH Debtors	22
Payments to TCEH first lien creditors, including adequate protection	(486)
Payment to TCEH unsecured creditors (including $73 million to escrow)	(502)
Payment of administrative claims to TCEH creditors	(53)
Payment of legal fees, professional fees and other costs (including $52 million to escrow)	(78)

Net use of cash	$(1,028)

Schedule of Plan Reorganization

Liabilities subject to compromise were settled as follows in accordance with the Plan of Reorganization:

Notes, loans and other debt	$31,668
Accrued interest on notes, loans and other debt	646
Net liability under terminated TCEH interest rate swap and natural gas hedging agreements	1,243
Trade accounts payable and other expected allowed claims	192

Third-party liabilities subject to compromise	33,749
LSTC from the Contributed EFH Entities	8

Total liabilities subject to compromise	33,757
Fair value of equity issued to TCEH first lien creditors	(7,741)
TRA Rights issued to TCEH first lien creditors	(574)
Cash distributed and accruals for TCEH first lien creditors	(377)
Cash distributed for TCEH unsecured claims	(502)
Cash distributed and accruals for TCEH administrative claims	(60)
Settlement of affiliate balances	(99)
Net liabilities of contributed entities and other items	(60)

Gain on extinguishment of LSTC	$24,344

Schedule of Fresh-Start Adjustments
Reflects adjustments to present Vistra Energy equity value at approximately $7.741 billion based on a reconciliation from the $10.5 billion enterprise value described above under Reorganization Value as depicted below:

Enterprise value	$10,500
Vistra Operations Credit Facility — Initial Term Loan B Facility	(2,871)
Vistra Operations Credit Facility — Term Loan C Facility	(655)
Accrual for post-Emergence claims satisfaction	(181)
Tax Receivable Agreement Obligation	(574)
Preferred stock of PrefCo	(70)
Other items	(2)
Cash and cash equivalents	801
Restricted cash	793

Equity value at Emergence	$7,741

Common stock at par value	$4
Additional paid-in capital	7,737

Equity value	$7,741
Shares outstanding at October 3, 2016 (in millions)	427.5
Per share value	$18.11

Schedule of Change in Fair Value of Property Plant and Equipment
Reflects the change in fair value of property, plant and equipment related primarily to generation and mining assets as detailed below:

Property, Plant and Equipment	Adjustment	Fair Value
Generation plants and mining assets	$(6,057)	$3,698
Land	140	490
Nuclear Fuel	(23)	157
Other equipment	(30)	97

Total	$(5,970)	$4,442

Reflects Increase in Goodwill Balance to Present Final Goodwill as the Reorganization Value
Reflects increase in goodwill balance to present final goodwill as the reorganization value in excess of the identifiable tangible assets, intangible assets, and liabilities at Emergence.

Business enterprise value	$10,500
Add: Fair value of liabilities excluded from enterprise value	3,030
Less: Fair value of tangible assets	(8,215)
Less: Fair value of identified intangible assets	(3,408)

Vistra Energy goodwill	$1,907